Income Taxes (Details)			12 Months Ended				36 Months Ended
		Aug. 17, 2020	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 17, 2023	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Income Taxes [Line Items]
Two-tiered profits tax (in Dollars)				$ 2,000,000
Two-tiered profits tax (in Dollars)				$ 2,000,000
Two-tiered profits tax			16.50%	16.50%
Preferential tax rate		15.00%				15.00%	15.00%
Deferred tax liabilities					$ 23,050
Percentage of undistributed earnings			5.00%	5.00%
Undistributed earnings					461,000
Income tax expense			$ 434,395		264,221	$ 446,899
Effective Income Tax Rate Reconciliation, Percent			43.80%	43.80%		12.80%
Valuation allowance			$ 478,875		283,630
Reconciliation effective tax rate			25.00%	25.00%
Income taxes paid	[1]		$ 204,455		557,354	$ 954,109
Net operating loss carryforwards			$ 2,895,910		$ 1,718,967			$ 22,588,099	$ 13,407,945
Two-Tiered Profits Tax [Member]
Income Taxes [Line Items]
Percentage of two-tiered profits tax			8.25%	8.25%
PRC [Member]
Income Taxes [Line Items]
Withholding tax rate			10.00%	10.00%
Applicable tax rate					5.00%
Income taxes paid			$ 155,192
HK [Member]
Income Taxes [Line Items]
Income taxes paid			49,263
BVI [Member]
Income Taxes [Line Items]
Income taxes paid
Cayman [Member]
Income Taxes [Line Items]
Income taxes paid

[1]	During the year ended December 31, 2025, the Company has paid income taxes (including withholding tax for dividend income) of $155,192, $49,263, $nil and $nil in the PRC, HK, BVI and Cayman, respectively.